MINERAL PROPERTIES, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Disclosure of detailed information about mineral properties, plant and equipment

				Exploration
				and
	Mineral	Plant and	Right of use	evaluation
Cost	properties	equipment(i)	assets	assets(ii)	Total

December 31, 2019	$100,073	$42,364	$1,883	$79,893		$224,213
Additions	17,488	6,341	8,272	737		32,838
Disposals	—	(235)	—	—		(235)
Disposal of AEG	—	(2,639)	(276)	—		(2,915)
Amendment to Wheaton SPA	—	—	—	(14,835)		(14,835)
Change of estimate in decommissioning and rehabilitation provision	159	147	—	—		306
Transfers from exploration and evaluation assets to mineral properties(ii)	 51,127	 —	—	(51,127)		—
December 31, 2020	$168,847	$45,978	$9,879	$14,668		$239,372
Accumulated Depreciation
December 31, 2019	$90,459	$27,666	$533	$—		$118,658
Depreciation and depletion	397	1,786	884	—		3,067
Disposals	—	(117)	—	—		(117)
Disposal of AEG	—	(1,374)	(50)	—		(1,424)
December 31, 2020	$90,856	$27,961	$1,367	$—		$120,184
Net Book Value
December 31, 2019	$9,614	$14,698	$1,350	$79,893		$105,555
December 31, 2020	$77,991	$18,017	$8,512	$14,668		$119,188

(i)	The total cost of plant and equipment as at December 31, 2020 includes construction in progress of $3,543,000.
(ii)	On August 5, 2020, the Bermingham and Flame & Moth properties were determined to be technically feasible and commercially viable, and thus transitioned from exploration and evaluation assets under IFRS 6 to mineral properties under IAS 16.

				Exploration
				and
	Mineral	Plant and	Right of use	evaluation
Cost	properties	equipment(i)	assets	assets	Total

December 31, 2020	$168,847	$45,978	$9,879	$14,668	$239,372
Additions	38,960	5,187	1,378	11,352	56,877
Disposals	—	—	(596)	—	(596)
Lease modifications	—	—	127	—	127
Change of estimate in decommissioning and rehabilitation provision	(473)	(454)	—	—	(927)
December 31, 2021	$207,334	$50,711	$10,788	$26,020	$294,853

Accumulated Depreciation

December 31, 2020	$90,856	$27,961	$1,367	$—	$120,184
Depreciation and depletion	4,481	1,454	2,042	—	7,977
Disposals	—	—	(65)	—	(65)
Lease modifications	—	—	(320)	—	(320)

December 31, 2021	$95,337	$29,415	$3,024	$—	$127,776

Net Book Value

December 31, 2020	$77,991	$18,017	$8,512	$14,668	$119,188

December 31, 2021	$111,997	$21,296	$7,764	$26,020	$167,077
(i)	The total cost of plant and equipment as at December 31, 2021 includes construction in progress of $2,266,000.